United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 3, 2005
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1992    23250 SH       SOLE                    23250
Acxiom Corp                    COM              005125109      440    21025 SH       SOLE                    21025
Advanced Environmental Recycl  COM              007947104       23    16425 SH       SOLE                    16425
Alcoa, Inc.                    COM              013817101      219     7208 SH       SOLE                     7208
Alltel Corp                    COM              020039103     1949    35525 SH       SOLE                    35525
Americas Car Mart              COM              03062t105      576    16425 SH       SOLE                    16425
Amgen Inc                      COM              031162100     2182    37482 SH       SOLE                    37482
Anadarko Pete Corp             COM              032511107      411     5400 SH       SOLE                     5400
Anheuser Busch Cos             COM              035229103      389     8200 SH       SOLE                     8200
Arkansas Best Freight          COM              040790107      621    16425 SH       SOLE                    16425
BJ Services                    COM              055482103     2565    49450 SH       SOLE                    49450
BP Amoco PLC ADR               COM              055622104      414     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      424    16425 SH       SOLE                    16425
Bank of the Ozarks             COM              063904106      521    16425 SH       SOLE                    16425
Beverly Enterprises            COM              087851309      203    16425 SH       SOLE                    16425
Bristol Myers Squibb           COM              110122108      312    12235 SH       SOLE                    12235
Caremark Rx Inc                COM              141705103     2826    71038 SH       SOLE                    71038
Citigroup Inc.                 COM              172967101     2432    54109 SH       SOLE                    54109
Citizens Holding Co            COM              174715102      954    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      500    12000 SH       SOLE                    12000
Deltic Timber                  COM              247850100      642    16425 SH       SOLE                    16425
Diebold Inc.                   COM              253651103     2142    39050 SH       SOLE                    39050
Dillard Dept Str A             COM              254063100      442    16425 SH       SOLE                    16425
EMC Corp.                      COM              268648102     1900   154227 SH       SOLE                   154227
Electronic Arts                COM              285512109     2017    38950 SH       SOLE                    38950
Emerson Elec Co                COM              291011104      429     6600 SH       SOLE                     6600
Entergy Corp New               COM              29364G103      466     6600 SH       SOLE                     6600
Exxon Mobil Corp               COM              302290101     1338    22457 SH       SOLE                    22457
Federal National Mtg Assoc.    COM              313586109      346     6350 SH       SOLE                     6350
Fedex Corp                     COM              31428x106      758     8067 SH       SOLE                     8067
First Data Corp.               COM              319963104     2335    59397 SH       SOLE                    59397
Fiserv Inc                     COM              337738108     1408    35375 SH       SOLE                    35375
Flextronics Int'l              COM              y2573f102     1336   111000 SH       SOLE                   111000
General Electric Co.           COM              369604103     3836   106380 SH       SOLE                   106380
Georgia Pacific Timber         COM              373298108      234     6600 SH       SOLE                     6600
Hewlett Packard Co             COM              428236103      206     9393 SH       SOLE                     9393
Hunt J B Trans Svcs            COM              445658107      719    16425 SH       SOLE                    16425
ITT Industries Inc.            COM              450911102      230     2545 SH       SOLE                     2545
Intel Corp.                    COM              458140100     1580    68020 SH       SOLE                    68020
International Business Machine COM              459200101     2954    32325 SH       SOLE                    32325
International Paper Co         COM              460146103      353     9600 SH       SOLE                     9600
Kohls Corp                     COM              500255104     1018    19725 SH       SOLE                    19725
L3 Communications              COM              502424104     2505    35275 SH       SOLE                    35275
Lowes Cos Inc                  COM              548661107     3188    55850 SH       SOLE                    55850
Medtronic Inc                  COM              585055106     1525    29925 SH       SOLE                    29925
Microsoft Corp                 COM              594918104     1391    57560 SH       SOLE                    57560
Morgan St Dean Witter          COM              617446448     2153    37612 SH       SOLE                    37612
Murphy Oil Corp.               COM              626717102     1725    17475 SH       SOLE                    17475
Oracle Corp                    COM              68389X105     1801   144342 SH       SOLE                   144342
Pam Transportation             COM              693149106      283    16425 SH       SOLE                    16425
Penney J C Inc                 COM              708160106      343     6600 SH       SOLE                     6600
Pepsico Inc                    COM              713448108     1594    30050 SH       SOLE                    30050
Pfizer Inc                     COM              717081103     2639   100470 SH       SOLE                   100470
Pilgrims Pride Corp            COM              721467108      236     6600 SH       SOLE                     6600
Pitney Bowes Inc               COM              724479100      830    18400 SH       SOLE                    18400
Procter & Gamble Co            COM              742718109      254     4800 SH       SOLE                     4800
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2709    25770 SH       SOLE                    25770
Regions Finl Corp              COM              758940100      310     9566 SH       SOLE                     9566
Schlumberger Ltd               COM              806857108     2456    34850 SH       SOLE                    34850
Scotts Companies               COM              810186106     2137    30425 SH       SOLE                    30425
Simmons First National         COM              828730200      483    19447 SH       SOLE                    19447
Tellabs Inc                    COM              879664100      181    24850 SH       SOLE                    24850
Texas Instrs Inc               COM              882508104     1747    68518 SH       SOLE                    68518
Time Warner Inc                COM              887317105      443    25270 SH       SOLE                    25270
Triad Hospitals Inc            COM              89579k109      331     6600 SH       SOLE                     6600
Tyco Intl LTD New              COM              902124106     2573    76112 SH       SOLE                    76112
Tyson Foods Inc Cl A           COM              902494103      346    20748 SH       SOLE                    20748
USA Truck                      COM              902925106      377    16425 SH       SOLE                    16425
Union Pac Corp                 COM              907818108      481     6900 SH       SOLE                     6900
United Parcel Service          COM              911312106     2438    33510 SH       SOLE                    33510
United Technologies            COM              913017109     2429    23896 SH       SOLE                    23896
Wal Mart Stores Inc            COM              931142103     6721   134124 SH       SOLE                   134124
Whirlpool Corp                 COM              963320106      447     6600 SH       SOLE                     6600
Wyeth                          COM              983024100     1756    41625 SH       SOLE                    41625
iShares Russell 2000 Growth In IDX              464287648      781 12480.000SH       SOLE                12480.000
iShares Russell 2000 Index Fun IDX              464287655     1578 12915.000SH       SOLE                12915.000
ishares Dow Jones Select Divid IDX              464287168      265 4425.000 SH       SOLE                 4425.000
ishares EAFE Index             IDX              464287465     1591 10015.000SH       SOLE                10015.000
ishares Russell 1000 Growth In IDX              464287614      323 6900.000 SH       SOLE                 6900.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 80

Form 13F Information Tablle Value Total: $100,013
List of Other Included Managers:
No.		13F File Number		Name